Federated Hermes Ohio Municipal Income Fund
Portfolio of Investments
May 31, 2026 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—99.3%
	Guam—0.8%
$ 500,000	Guam Government, Business Privilege Tax Refunding Bonds (Series 2025G), 5.000%, 1/1/2031	$ 533,113
	Ohio—96.0%
1,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Children’s Hospital Medical Center, Akron), Hospital Refunding Revenue Bonds (Series 2002A), (Original Issue Yield: 4.120%), 4.000%, 11/15/2042	988,811
1,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), Hospital Facilities Revenue Bonds (Series 2016), (United States Treasury PRF 11/15/2026@100), 5.250%, 11/15/2041	1,011,121
380,000	American Municipal Power-Ohio, Inc. (AMP - Combined Hydroelectric Projects), Revenue Bonds (Series 2024A), 5.000%, 2/15/2036	424,456
1,000,000	American Municipal Power-Ohio, Inc. (AMP - Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2025A), 5.000%, 2/15/2046	1,054,244
1,500,000	American Municipal Power-Ohio, Inc. (AMP - Prairie State Energy), Revenue Bonds (Series 2019C), 4.000%, 2/15/2039	1,506,152
1,000,000	Avon Lake, OH City School District, School Facilities Bonds (Series 2025), 5.000%, 12/1/2052	1,033,138
635,000	Avon Lake, OH City School District, UT GO Refunding Bonds (Series 2014A), 3.500%, 12/1/2029	635,104
530,000	Big Walnut, OH Local School District, School Facilities Construction and Improvement Bonds (Series 2018B), 5.000%, 12/1/2040	545,201
130,000	Bowling Green State University, OH, General Receipts Bonds (Series 2017B), 3.500%, 6/1/2037	126,751
255,000	Bowling Green State University, OH, General Receipts Bonds (Series 2020A), 4.000%, 6/1/2038	258,072
130,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020A-2 Class 1), 4.000%, 6/1/2038	130,559
350,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020A-2 Class 1), 5.000%, 6/1/2036	366,734
1,850,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	1,476,776
1,350,000	Cleveland, OH (Cleveland, OH Water Pollution Control), Water Pollution Control Revenue Bonds (Series 2024), 5.000%, 11/15/2054	1,386,811
1,100,000	Cleveland, OH (Cleveland, OH Water), Revenue Bonds (Series 2024HH), 5.000%, 1/1/2054	1,145,400
500,000	Cleveland, OH Airport System, Airport System Revenue Bonds (Series 2018A), 5.000%, 1/1/2027	505,612
125,000	Cleveland, OH, LT GO Various Purpose and Refunding Bonds (Series 2021A), 3.000%, 12/1/2031	124,808
220,000	Cleveland, OH, Various Purpose GO Bonds (Series 2023A), 5.000%, 12/1/2043	235,799
235,000	Cleveland, OH, Various Purpose GO Bonds (Series 2023A), 5.000%, 12/1/2045	249,160
2,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2017), (Ohio School District Credit Enhancement GTD), 5.000%, 12/1/2047	2,003,562
1,205,000	Columbus, OH Regional Airport Authority, Airport Revenue Bonds (Series 2025A), 5.250%, 1/1/2041	1,312,121
500,000	Columbus, OH Regional Airport Authority, Airport Revenue Bonds (Series 2025A), 5.500%, 1/1/2055	523,810
500,000	Copley-Fairlawn, OH School District, UT GO Classroom Facilities Construction and Improvement Bonds (Series 2023), 4.000%, 12/1/2052	464,169
500,000	Cuyahoga County, OH, Capital Facilities Bonds (Series 2026), 5.000%, 12/1/2046	534,293
800,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional STEM Schools, Inc.), Development Revenue Bonds (Series 2024), 5.000%, 12/1/2054	791,401
1,060,000	Franklin County, OH (Nationwide Children’s Hospital), Hospital Facilities Revenue Refunding and Improvement Bonds (Series 2017A), 4.000%, 11/1/2047	987,723
1,000,000	Franklin County, OH (Nationwide Children’s Hospital), Hospital Refunding and Improvement Revenue Bonds (Series 2025A), 5.250%, 11/1/2055	1,042,693
1,000,000	Franklin County, OH Health Care Facilities (Friendship Village of Dublin, OH, Inc.), Refunding & Improvement Bonds (Series 2014), 5.000%, 11/15/2044	999,959
720,000	Gahanna OH, City of, Capital Facilities Bonds (Series 2024B), 4.000%, 12/1/2046	698,909
200,000	Greenon Local School District, UT GO Bonds (Series 2017), 4.000%, 10/1/2033	200,639
500,000	Hamilton County, OH (Christ Hospital ), Healthcare Facilities Improvement and Refunding Revenue Bonds (Series 2026), (Assured Guaranty, Inc. INS), 4.125%, 6/1/2044	486,623
500,000	Hamilton County, OH (Christ Hospital ), Healthcare Facilities Improvement and Refunding Revenue Bonds (Series 2026), (Assured Guaranty, Inc. INS), 5.250%, 6/1/2043	548,797

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,000,000		Hamilton County, OH (Cincinnati Children’s Hospital Medical Center), Hospital Facilities Revenue Bonds (Series 2019CC), 5.000%, 11/15/2041	$ 1,164,457
500,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2036	500,203
500,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	483,215
1,000,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2025), 5.500%, 1/1/2050	1,023,583
500,000		Hamilton County, OH (Life Enriching Communities), Hospital Revenue Bonds (Series 2023A), 5.750%, 1/1/2053	515,708
500,000		Hamilton County, OH Sewer System Revenue, Sewer System Revenue and Refunding Revenue Bonds (Series 2024A), 5.000%, 12/1/2053	517,128
1,000,000		Hamilton County, OH, LT GO Refunding Bonds (Series 2017A), 5.000%, 12/1/2037	1,021,081
675,000		JobsOhio Beverage System, OH, Revenue Refunding and New Money Bonds (Series 2025A), 5.000%, 1/1/2053	704,198
150,000		Kings Local School District, OH, UT GO School Improvement Bonds (Series 2025), 5.000%, 12/1/2031	166,307
180,000		Kings Local School District, OH, UT GO School Improvement Bonds (Series 2025), 5.000%, 12/1/2032	200,613
620,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2024A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 8/1/2030	659,739
155,000		Little Miami, OH Local School District, UT GO Bonds (Series 2018A), (Ohio School District Credit Enhancement GTD), 4.000%, 11/1/2055	133,392
500,000		Lorain, OH Metropolitan Housing Authority (Western Horizon, LLC), Multifamily Housing Revenue Bonds (Series 2026A), (United States Treasury GTD), 3.100%, Mandatory Tender 4/1/2029	500,628
415,000		Miami County, OH Hospital Facility (Kettering Health Network Obligated Group), Hospital Facilities Improvement and Refunding Revenue Bonds (Series 2019), 5.000%, 8/1/2034	428,688
375,000		Miami County, OH Hospital Facility (Kettering Health Network Obligated Group), Hospital Facilities Improvement and Refunding Revenue Bonds (Series 2019), 5.000%, 8/1/2036	385,702
1,000,000		Miami University, OH, General Reciepts Revenue and Refunding Bonds (Series 2026A), 5.000%, 9/1/2040	1,118,484
410,000		Milford, OH Exempted Village School District, UT GO School Improvement Refunding Bonds (Series 2025), (Ohio School District Credit Enhancement INS), 5.000%, 12/1/2033	460,523
500,000		Montgomery County, OH (Solvita), Health Care Facilities Revenue Refunding and Improvement Bonds (Series 2024), 5.250%, 9/1/2054	500,904
1,000,000		North Canton, OH, LT GO Fire Station Construction Bonds (Series 2025), (Original Issue Yield: 5.090%), 5.000%, 12/1/2053	1,017,545
1,000,000		North Olmsted, OH School District, UT GO School Improvement Bonds (Series 2023B), (Assured Guaranty, Inc. INS), 5.500%, 10/15/2059	1,043,794
275,000		North Royalton, OH City School District, UT GO School Improvement Refunding Bonds (Series 2025), 5.000%, 12/1/2045	294,915
1,150,000		Oberlin City School District, Certificates of Participation (Series 2025), 4.500%, 11/1/2049	1,138,719
1,000,000		Ohio Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Refunding Bonds (Series 2005), 3.750%, 1/1/2029	1,009,063
1,000,000		Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Air Quality Revenue Refunding Bonds (Series 2026A), 3.875%, 1/1/2036	1,000,822
500,000		Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Air Quality Revenue Refunding Bonds (Series 2026C), 4.125%, 1/1/2036	501,358
500,000	[1]	Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Evempt Facilities Revenue Bonds (Series 2017), 4.250%, 1/15/2038	500,913
500,000	[1]	Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	472,584
750,000		Ohio HFA Multifamily Housing (Clover Glen II Senior Housing LP), Multifamily Housing Revenue Bonds (Series 2026), (United States Treasury GTD), 2.960%, Mandatory Tender 6/1/2029	751,181
1,000,000		Ohio HFA Multifamily Housing (Marsh Run Homes Rehab, LLC), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.200%, Mandatory Tender 2/1/2029	1,004,108
485,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2024A), 4.650%, 9/1/2054	484,998
390,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2024B), 4.100%, 9/1/2039	393,874
100,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2025B), 5.100%, 9/1/2045	103,244
240,000		Ohio State (Columbus, OH), Transportation Project Revenue Bonds (Series 2016-1), 2.750%, 11/15/2031	232,347
200,000		Ohio State Higher Educational Facility Commission (Ashtabula County Medical Center), Healthcare Facility Revenue Bonds (Series 2022), 5.250%, 1/1/2052	199,231
100,000		Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Higher Educational Facility Revenue Bonds (Series 2016), 3.250%, 12/1/2035	98,025

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,155,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Refunding Revenue Bonds (Series 2017A), 4.000%, 1/1/2039	$ 1,155,950
250,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 3.250%, 1/1/2037	238,273
1,000,000		Ohio State Higher Educational Facility Commission (Judson Obligated Group), Healthcare Facility Revenue Bonds (Series 2020A), 5.000%, 12/1/2050	948,463
500,000		Ohio State Higher Educational Facility Commission (Otterbein Homes), Health Facility Revenue Bonds (Series 2021B), 4.000%, 7/1/2031	514,087
1,000,000		Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2022A), (Original Issue Yield: 4.240%), 4.000%, 2/1/2052	856,253
470,000		Ohio State Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds (Series 2019B), 5.000%, 12/1/2035	500,480
1,060,000		Ohio State Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds (Series 2020A), 5.000%, 12/1/2050	1,088,953
1,260,000		Ohio State Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds (Series 2021A), 5.000%, 12/1/2046	1,322,934
2,000,000		Ohio State, Capital Facilities Lease Appropriation Bonds (Series 2025B), 5.000%, 10/1/2045	2,148,630
500,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2025A), 5.000%, 4/1/2030	543,346
465,000		Ohio State, Higher Education UT GO Bonds (Series 2019A), 5.000%, 5/1/2036	473,058
990,000		Ohio State, Higher Education UT GO Bonds (Series 2021A), 4.000%, 5/1/2036	1,019,878
1,050,000		Ohio State, UT GO Bonds (Series 2019A), 5.000%, 6/15/2037	1,108,037
1,210,000	[1]	Ohio State, UT GO Higher Education Bonds (Series 2019A), 5.000%, 5/1/2032	1,234,057
205,000		Perry, OH Local School District, UT GO School Improvement Bonds (Series 2020), (Ohio School District Credit Enhancement INS), 3.000%, 11/1/2035	196,436
350,000		Port of Greater Cincinnati, OH Development Authority (3CDC Parking Facilities Obligated Group), Parking Revenue and Refunding Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.000%, 12/1/2055	355,488
450,000		Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), (Assured Guaranty, Inc. GTD), 5.000%, 12/1/2032	500,228
750,000		Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), 5.000%, 12/1/2063	754,523
775,000		Revere, OH Local School District, School Facilities Improvement Refunding Bonds (Series 2017), 3.250%, 12/1/2045	658,409
1,135,000		Shaker Heights, OH, UT GO Bonds, 4.000%, 12/1/2052	993,987
555,000		Toledo, OH, LT GO Various Purpose Improvement Bonds (Series 2022), (Assured Guaranty, Inc. INS), 5.500%, 12/1/2042	605,488
390,000		University of Akron, OH, General Receipts Bonds (Series 2016A), (United States Treasury PRF 7/1/2026@100), 5.000%, 1/1/2036	390,661
610,000		University of Akron, OH, General Receipts Bonds (Series 2016A), 5.000%, 1/1/2036	610,636
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2025A), 5.250%, 6/1/2047	1,066,059
500,000		Warren County, OH (Community First Solutions), Refunding Revenue Bonds (Series 2024A), 5.000%, 5/15/2049	496,008
500,000		Warren County, OH (Community First Solutions), Refunding Revenue Bonds (Series 2024A), 5.000%, 5/15/2052	489,880
1,000,000		Warren County, OH Health Care Facilities (Otterbein Homes), Improvement and Refunding Revenue Bonds (Series 2024), 5.000%, 7/1/2044	1,030,947
1,470,000		Westerville, OH, Capital Facilities Bonds (Series 2025), 5.000%, 12/1/2037	1,668,064
760,000		Winton Woods, OH School District, UT GO Classroom Facilities Refunding Bonds (Series 2022), (Build America Mutual Assurance INS), 4.000%, 11/1/2049	707,947
500,000		Worthington City, OH City School District, UT GO Bonds (Series 2023), 5.500%, 12/1/2054	529,432
		TOTAL	68,737,274
		Puerto Rico—2.5%
1,157,143		Commonwealth of Puerto Rico, GO CVI Bonds, 0.000%, 11/1/2043	798,429
1,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	986,229
		TOTAL	1,784,658
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $71,492,320)	71,055,045

Principal Amount			Value
	[2]	SHORT-TERM MUNICIPALS—1.4%
		Ohio—1.4%
$ 300,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corporation), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 1.680%, 6/4/2026	$ 300,000
750,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.800%, 6/1/2026	750,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,050,000)	1,050,000
		TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $72,542,320)	72,105,045
		OTHER ASSETS AND LIABILITIES - NET—(0.7%)[3]	(525,333)
		NET ASSETS—100%	$71,579,712
Securities that are subject to the federal alternative minimum tax (AMT) represent 4.6% of the Fund’s portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2026, these restricted securities amounted to $2,207,554, which represented 3.1% of net assets.

Additional information on restricted securities held at May 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Evempt Facilities Revenue Bonds (Series 2017), 4.250%, 1/15/2038	11/16/2017	$500,000	$500,913
Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	3/15/2018	$501,699	$472,584
Ohio State, UT GO Higher Education Bonds (Series 2019A), 5.000%, 5/1/2032	11/7/2023	$1,224,686	$1,234,057

2
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CVI	—Contingent-Value Instrument
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes